Capital Management - Summary of Capitalization and Ratio (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Capitalisation [Abstract]
Long-term debt	$ 1,730,437	$ 1,906,934
Shareholders’ equity	1,810,336	1,962,118
Total capitalization	$ 3,540,773	$ 3,869,052
Long-term debt to long-term debt plus equity ratio	0.49%	0.49%